Consolidated Balance Sheets (Parenthetical) - Common stock [Member] - $ / shares	Jun. 30, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	150,000,000	75,000,000
Common stock, shares issued (in shares)	51,615,220	51,397,562
Common stock, shares outstanding (in shares)	51,615,220	51,397,562